New standards and interpretations adopted in the current year	12 Months Ended
Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
New standards and interpretations adopted in the current year

45 New standards and interpretations adopted in the current year

This note explains the impact of the adoption of IFRS 9 “Financial Instruments” and IFRS 15 “Revenue from Contracts with Customers” on the Group’s financial statements. The new accounting policies applied from 1 January 2018 are set out in note 1. Prior period accounting policies are set out below. The adoption of IFRIC 22 “Foreign Currency Transactions and Advance Consideration” and other minor changes to IFRS applicable for 2018 did not have a significant impact on the Group’s financial statements.

The impact on equity attributable to owners of Rio Tinto as at 1 January 2018 of the adoption of IFRS 9 and IFRS 15 is as follows:

US$m
Equity attributable to owners of Rio Tinto as at 31 December 2017	44,711
IFRS 9 Impairment provision resulting from application of the Expected Credit Loss (ECL) model and revaluations	(5)
IFRS 15 De-recognition of receivable arising from “uplift” transaction (see page 222)	(164)
Restated equity attributable to owners of Rio Tinto as at 1 January 2018	44,542

IFRS 9 Financial Instruments

The Group adopted IFRS 9 “Financial Instruments” on 1 January 2018, which resulted in changes in accounting policies and adjustments to the amounts recognised in the financial statements as at this date. The standard replaced the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities; de-recognition of financial instruments; impairment of financial assets; and hedge accounting.  The new accounting policies relating to financial instruments are set out in note 1. The prior period accounting policy is set out below.

Prior period accounting policy: Financial instruments

(i) Financial assets

Classification

The Group classifies its financial assets in the following categories: at fair value through profit or loss; loans and receivables; held-to-maturity; and available-for-sale investments. The classification depends on the purpose for which the financial assets were acquired. The Group’s policy with regard to financial risk management is set out in note 30. Generally, the Group does not acquire financial assets for the purpose of selling in the short term. When the Group enters into derivative contracts, these transactions are designed to reduce exposures related to assets and liabilities, firm commitments or anticipated transactions.

Management determines the classification of financial assets at initial recognition.

(a) Financial assets at fair value through profit or loss

Assets in this category are classified as current assets if expected to be settled within 12 months, otherwise they are classified as non-current. Derivative assets, including embedded derivatives separated from the host contracts, are included within financial assets at fair value through profit or loss unless they are designated as hedging instruments.

(b) Loans and receivables

Loans and receivables comprise non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Trade receivables are included within this category; however, the embedded derivatives for provisional pricing included within some trade receivables are valued as explained in the prior period accounting policy for sales revenue, below.

(c) Held-to-maturity

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturity that the Group has the intention and ability to hold to maturity and which do not qualify as loans and receivables. Assets in this category are classified as Other investments and are classified as current assets or non-current assets based on their maturity.

(d) Available-for-sale

Available-for-sale financial assets are non-derivative financial assets that are either designated as available-for-sale or not classified in any of the other categories. Assets in this category are included in non-current assets unless the Group intends to dispose of the assets within 12 months of the balance sheet date or the asset matures within 12 months.

Recognition and measurement

Available-for-sale financial assets and financial assets at fair value through profit or loss are initially recognised at fair value and are subsequently measured at fair value. Initial transaction costs are expensed in the income statement for those assets at fair value through profit or loss. Loans and receivables and held-to-maturity financial assets are initially recognised at fair value plus transaction costs and are subsequently measured at amortised cost using the effective interest method.

The fair values of the various derivative instruments used for hedging purposes are disclosed in note 30. Movements on the hedging reserve are disclosed in note 29.

(ii) Financial liabilities

Borrowings and other financial liabilities (including trade payables but excluding derivative liabilities) are recognised initially at fair value, net of transaction costs incurred, and are subsequently measured at amortised cost.

The Group participates in supply chain finance arrangements whereby vendors may elect to receive early payment of their invoice from a bank by factoring their receivable from Rio Tinto. These arrangements do not modify the terms of the original liability and therefore, financial liabilities subject to supply chain finance continue to be classified as trade payables.

Impact of transition to IFRS 9 “Financial Instruments” as at 1 January 2018

For transition, the Group has elected to apply the limited exemption in IFRS 9 relating to the classification, measurement and impairment requirements for financial assets and accordingly has not restated comparative periods. Any resulting adjustments to carrying values in the opening balance sheet have been recognised in opening retained earnings at 1 January 2018. The Group has elected for retrospective application for certain aspects of hedge accounting in particular relating to the treatment of the cost of hedging.

The Group applies the new forward looking expected credit loss model required by IFRS 9, using the simplified approach for its trade receivables portfolio review and the general approach for all other financial assets as required by the standard.

The impact of transition to IFRS 9 on the Group’s opening retained earnings as at 1 January 2018 is as follows:

US$m
Closing retained earnings 31 December 2017	23,761
Costs of hedging adjustment	(22)
Reclassification of equity investments from available-for-sale to FVPL	12
Impairment provision resulting from the application of the ECL model	(7)
Tax impact	1
Revaluation of funds	1
Adjustment to retained earnings from adoption of IFRS 9 on 1 January 2018 (sub-total)	(15)
Opening retained earnings 1 January 2018 – IFRS 9 (before restatement for IFRS 15)	23,746

A	Classification and measurement of financial assets

On 1 January 2018, the Group’s management assessed the classification of its financial assets on the basis of the contractual terms of their cash flows and the business model by which they are managed.

Financial assets have been classified into the appropriate IFRS 9 categories below. Refer to note 1 for the Group’s revised financial asset classification and measurement policies.

IFRS 9 classification at 1 January 2018		Held at FVPL	Held at FVOCI (designated)	Held at amortised cost
IAS 39 classification at 1 January 2018	Total	Held for trading	Available-for-sale	Loans & receivable, Held-to-maturity
	US$m	US$m	US$m	US$m
Opening balance – IAS 39	15,288	1,482	136	13,670
Cash and cash equivalents (a) (b) Reclassification of money market funds from amortised cost to FVPL	-	7,813	-	(7,813)
Trade and other receivables (b) (c) Reclassification of trade and other receivables from amortised cost to FVPL	-	1,316	-	(1,316)
Investments in equity shares and funds (d) Reclassification of investments from available-for-sale to FVPL	-	90	(90)	-
Other investment including loans Reclassification of a financial asset from held-to-maturity to FVPL	-	6	-	(6)
Opening balance – IFRS 9 (excluding expected credit losses and revaluation of funds)	15,288	10,707	46	4,535
Impairment provision resulting from the application of the ECL model	(7)
Revaluation of funds	1
Opening balance – IFRS 9 (including expected credit losses and revaluation of funds)	15,282

The material reclassification adjustments related to:

(a)

Money market funds of US$7.8 billion did not meet the strict solely principal and interest on principal (SPPI) criteria resulting in a reclassification from amortised cost to FVPL. These instruments continue to meet the IAS 7 “Statement of Cash Flows” criteria for classification as cash and cash equivalents and will continue to be included within net debt, as disclosed in note 24.

(b)	Due to the short-term nature of these financial assets the fair value of the reclassified assets does not differ significantly from their amortised cost.
(c)

Trade receivables of US$1.3 billion with embedded derivatives (relating to provisional pricing terms at the time control of goods passed) did not meet the SPPI criteria; these balances are considered in their entirety for classification purposes under IFRS 9.

(d)	Investments not meeting the SPPI test have been reclassified to FVPL.
B	Retained earnings and reserves

	Effect on Available-for-sale (AfS) reserve	Effect on FVOCI reserve	Costs of hedging reserve	Cash flow hedge reserve	Effect on retained earnings
	US$m	US$m	US$m	US$m	US$m
Closing balance – 31 December 2017	20	-	-	32	23,761
Reclassification of equity investments from AfS (e)	(20)	8	-	-	12
Impact of costs of hedging adjustment (f)	-	-	26	(4)	(22)
Impairment provisions (g)	-	-	-	-	(7)
Tax impact	-	-	-	-	1
Re-measurement of funds	-	-	-	-	1
Total impact	(20)	8	26	(4)	(15)
Opening balance – 1 January 2018	-	8	26	28	23,746

(e)	The Group has elected to classify certain equity investments as fair value through OCI.
(f)	The costs of hedging adjustment is explained in C below.
(g)	The impairment provision is explained in D below.
C	Derivatives and hedging activities

The Group’s risk management strategies and associated hedge documentation have been aligned with the requirements of IFRS 9 and existing hedging relationships under IAS 39 have been treated as continuing hedges.

Amendments to the hedge accounting rules under the new standard have allowed the Group to apply hedge accounting to the aluminium forward and option contracts embedded in the electricity purchase contracts of certain aluminium smelters thus reducing volatility in the income statement.

IFRS 9 allows for the deferral of certain costs of hedging including foreign currency basis spreads. The Group has designated cross currency interest rate swaps as hedging instruments and excluded the foreign currency basis spreads from the hedge relationship. Changes in the foreign currency basis spread are included in a cost of hedging reserve and will be subsequently recycled to profit or loss as the hedged item impacts on profit or loss. The retrospective application for the treatment of foreign currency spreads has resulted in a transfer of US$22 million from retained earnings to the cost of hedging reserve and a transfer of US$4 million from the cash flow hedge reserve to the cost of hedging reserve.

D	Impairment of financial assets

The Group implemented the new forward looking expected credit loss model which is required for certain financial instruments. The simplified approach was used for the trade receivables portfolio and the general approach was applied to all other financial assets requiring review. The transition impact of US$7 million on opening retained earnings is disclosed on page 220.

IFRS 15 Revenue from contracts with customers

IFRS 15 replaces IAS 18 “Revenue”. The prior period IAS 18 accounting policy is set out below:

Prior period accounting policy: Sales revenue

Sales revenue comprises sales to third parties. All shipping and handling costs incurred by the Group are recognised as operating costs. If the Group is acting solely as an agent, amounts billed to customers for shipping and handling are offset against the relevant costs. Revenue from services is recognised as those services are rendered to, and accepted by, the customer.

Sales revenue excludes any applicable sales taxes. Mining royalties payable are presented as an operating cost or, where they are in substance a profit-based tax, within taxation.

Revenues from the sale of significant by-products, such as gold, are included in sales revenue. Other operating income, incidental to the main revenue-generating activities of the operations, is treated as a credit to operating costs.

Third-party commodity swap arrangements principally for delivery and receipt of smelter grade alumina are offset within operating costs.

Sales of copper concentrate are stated at their invoiced amount which is net of treatment and refining charges.

Sales revenue is only recognised on individual sales when all of the following criteria are met:

–	the significant risks and rewards of ownership of the product have been transferred to the buyer;
–	neither continuing managerial involvement to the degree usually associated with ownership, nor effective control over the goods sold, has been retained;
–	the amount of revenue can be measured reliably;
–	it is probable that the economic benefits associated with the sale will flow to the Group; and
–	the costs incurred or to be incurred in respect of the sale can be measured reliably.

In most instances, sales revenue is recognised when the product is delivered to the destination specified by the customer, which is typically the vessel on which it will be shipped, the destination port or the customer’s premises.

The Group’s products are sold to customers under contracts which vary in tenure and pricing mechanisms, including some volumes sold in the spot market. Sales revenue may be subject to adjustment if the product specification does not conform to the terms specified in the sales contract.

Pricing for iron ore is on a range of terms, the majority being either monthly or quarterly average pricing mechanisms, with a smaller proportion of iron ore volumes being sold on the spot market.

Certain of the Group’s products are provisionally priced at the date revenue is recognised; however, with the exception of copper, prices are generally finalised within the calendar quarter of the month of shipment. The final selling price is based on the price for the quotational period stipulated in the contract. Substantially all iron ore and aluminium sales are reflected at final prices in the results for the period. Final prices for copper concentrate are normally determined between 30 to 180 days after delivery to the customer. The change in value of the embedded pricing derivative included in the receivable is based on relevant forward market prices and is included in sales revenue.

Information on provisionally priced sales contracts is included in note 30.

Impact of transition to IFRS 15 “Revenue from Contracts with Customers”

The impact of transition to IFRS 15 “Revenue from Contracts with Customers” as at 1 January 2018 is as follows:

The core principle of IFRS 15 is that an entity recognises revenue related to the transfer of promised goods or services when control of the goods or services passes to the customer. The amount of revenue recognised should reflect the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Group has adopted the modified transitional approach to implementation and the new standard has therefore been applied only to contracts that remain in force at 1 January 2018. A US$164 million (US$235 million pre-tax) transition adjustment has been recognised in retained earnings on transition at 1 January 2018 without adjustment of comparatives. The adjustment reduces trade and other receivables by US$235 million and deferred tax liabilities by US$71 million.

The transition adjustment related to an “uplift” arrangement with a partner in a joint operation whereby sales revenue was recognised under IAS 18 when the Group sold product from other operations to its partner to allow it to meet its contractual obligations when insufficient product was available in the jointly owned operation. The Group recognised an asset for product which will be receivable from the partner out of the partner’s share of future production of the joint operation. Under IFRS 15, such transactions with partners in joint operations cannot be recognised as sales revenue. The US$235 million receivable has accumulated over prior years. The change in accounting has no impact on the commercial arrangement or current or future cash flows. Under IFRS 15, sales revenue is recognised in the income statement when product is received from the partner and sold to a customer of the Group. The impact for the year is a US$19 million decrease in sales revenue compared with the amount that would have been reflected under IAS 18. The impact of all other measurement differences identified between IAS 18 and IFRS 15 was immaterial at 1 January 2018 and 31 December 2018.